NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET	Dec. 31, 2011
Net Investment Income Loss And Investment Gains Losses [Abstract]
NET INVESTMENT INCOME LOSS AND INVESTMENT GAINS LOSSES NET

14)       NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

The following table breaks out Net investment income (loss) by asset category:

	2011	2010	2009

	(In Millions)

Fixed maturities	$1,555	$1,616	$1,582
Mortgage loans on real estate	241	231	231
Equity real estate	19	20	6
Other equity investments	116	111	(68)
Policy loans	229	234	238
Short-term investments	5	11	21
Derivative investments	2,374	(284)	(3,079)
Broker-dealer related receivables	13	12	15
Trading securities	(29)	49	137
Other investment income	37	36	14

Gross investment income (loss)	4,560	2,036	(903)

Investment expenses	(55)	(56)	(73)
Interest expense	(3)	(4)	(4)

Net Investment Income (Loss)	$4,502	$1,976	$(980)

For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

Investment gains (losses), net including changes in the valuation allowances are as follows:

	2011	2010	2009

	(In Millions)

Fixed maturities	$(29)	$(200)	$(2)
Mortgage loans on real estate	(14)	(18)	-
Other equity investments	(4)	34	53
Other	-	-	3
Investment Gains (Losses), Net	$(47)	$(184)	$54

There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

	2011	2010	2009

	(In Millions)

Balance attributable to AXA Equitable, beginning of year	$397	$(69)	$(1,271)
Cumulative impact of adoption of new accounting guidance, net of taxes	-	-	(29)
Balance attributable to AXA Equitable, as adjusted	397	(69)	(1,300)
Changes in unrealized investment gains (losses) on investments	907	835	2,494
Impact of unrealized investment gains (losses) attributable to:
Participating group annuity contracts, Closed Blocks policyholder
dividend obligation and other	(131)	(68)	58
Insurance liability loss recognition	(120)	-	-
DAC	(97)	(79)	(533)
Deferred income tax (expense) benefit	(193)	(229)	(722)
Total	763	390	(3)
Less: Changes in unrealized investment (gains) losses attributable to
noncontrolling interest	21	7	(66)
Balance Attributable to AXA Equitable, End of Year	$784	$397	$(69)

Balance, end of year comprises:
Unrealized investment gains (losses) on:
Fixed maturities	$1,782	$875	$33
Other equity investments	2	2	9
Total	1,784	877	42
Impact of unrealized investment gains (losses) attributable to:
Participating group annuity contracts, Closed Blocks policyholder
dividend obligation and other	(270)	(139)	(71)
Insurance liability loss recognition	(120)	-	-
DAC	(202)	(105)	(26)
Deferred income tax (expense) benefit	(421)	(228)	1
Total	771	405	(54)
Less: (Income) loss attributable to noncontrolling interest	13	(8)	(15)
Balance Attributable to AXA Equitable, End of Year	$784	$397	$(69)